Business Segment Information (Tables)	6 Months Ended
Jun. 30, 2015
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:

	Three Months ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014
	(in thousands)
Ireland	$105,413	$88,724	$219,503	$174,085
Rest of Europe	78,540	98,130	162,628	184,531
U.S.	164,300	147,370	314,364	289,049
Rest of World	40,404	41,796	80,393	77,989

Total	$388,657	$376,020	$776,888	$725,654
* All sales shown for Ireland are export sales.

Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014
	(in thousands)		(in thousands)
Ireland	$49,436	$26,736	$97,002	$54,870
Rest of Europe	3,521	7,970	10,307	14,371
U.S.	12,592	9,646	22,447	16,340
Rest of World	2,582	3,936	5,049	5,705

Total	$68,131	$48,288	$134,805	$91,286

Distribution of Property, Plant and Equipment, Net, by Geographical Area
c) The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30,	December 31,
	2015	2014
	(in thousands)
Ireland	$97,254	$95,574
Rest of Europe	8,750	10,419
U.S.	33,712	33,978
Rest of World	7,594	8,214

Total	$147,310	$148,185

Distribution of Depreciation and Amortization by Geographical Area
d) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Three Months Ended
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014
	(in thousands)
Ireland*	$4,915	$5,257	$9,828	$10,406
Rest of Europe	1,946	1,376	4,214	2,699
U.S.	6,417	5,410	12,135	9,613
Rest of World	966	879	1,992	1,752

Total	$14,244	$12,922	$28,169	$24,470

Distribution of Total Assets by Geographical Area
e) The distribution of total assets by geographical area was as follows:

	June 30,	December 31,
	2015	2014
	(in thousands)
Ireland	$536,746	$495,747
Rest of Europe	303,123	324,086
U.S.	739,340	648,559
Rest of World	57,045	60,458

Total	$1,636,254	$1,528,850